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Filed pursuant to Rule 497(e) under the Securities Act of 1933
File No. 333-03715

                               NUVEEN MUTUAL FUNDS
                            SUPPLEMENT TO PROSPECTUS
                               Dated June 20, 2005

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                       Prospectus Dated October 29, 2004,
              as supplemented December 28, 2004 and April 20, 2005

Nuveen Investment Trust
Nuveen Large-Cap Value Fund

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Effective June 30, 2005, the Fund will amend its asset allocation policy to better reflect the intent of the Fund's sub-adviser, Institutional Capital Corporation (ICAP), to manage the Fund according to a fully-invested strategy. Accordingly, the Fund's target allocation to equities will be 100% with an operating range of 95% to 100%. This amendment was approved by the Fund's Board of Trustees. This change will not affect the Fund's investment objective or how ICAP is managing the Fund's investment portfolio.

                   PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE